Fair Values (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.25	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	7,541,146	—	—
Government Securities	1,349,496,354	—	10,185,231
Corporate Securities	154,338,012	51,410,607	14,951,918
Derivative Financial Instruments	2,418,894	53,446,225	—
Other Debt Securities	3,235,247,697	—	—
Other Financial Assets	373,695,004	59,746	16,628,631
Financial Assets Pledged as Collateral	240,908,514	—	—
Investments in Equity Instruments	59,135,245	—	61,635,584
Total Assets	5,422,780,866	104,916,578	103,401,364
Liabilities
Liabilities at fair value through profit or loss (*)	54,443,078	—	—
Derivative Financial Instruments	—	18,340,612	—
Total Liabilities	54,443,078	18,340,612	—
Total	5,368,337,788	86,575,966	103,401,364
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	3,413,002	—	—
Government Securities	1,758,107,299	15,044,726	38,593,297
Corporate Securities	75,184,677	88,488,526	5,777,682
Derivative Financial Instruments	—	5,474,158	—
Other Debt Securities	1,832,446,818	1,190,617,674	3,093,537
Other Financial Assets	413,514,403	57,122	25,053,644
Loans and Other Financing	—	32,683,512	—
Financial Assets Pledged as Collateral	41,840,333	151,447,420	—
Investments in Equity Instruments	12,657,601	—	42,707,104
Total Assets	4,137,164,133	1,483,813,138	115,225,264
Liabilities
Liabilities at fair value through profit or loss (*)	11,846,653	—	—
Derivative Financial Instruments	—	10,092,756	—
Total Liabilities	11,846,653	10,092,756	—
Total	4,125,317,480	1,473,720,382	115,225,264
(*)Include the operations of obligations for operations with Government Securities of third parties.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.24	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.25
Government Securities	38,593,297	(22,998,436)	49,346,749	(61,869,015)	14,816,519	(7,703,883)	10,185,231
Corporate Securities	5,777,682	8,063,579	19,589,571	(19,376,074)	3,127,128	(2,229,968)	14,951,918
Other Debt Securities	3,093,537	(3,138,179)	—	—	786,551	(741,909)	—
Other Financial Assets	25,053,644	552,960	19,526,601	(29,910,970)	7,572,858	(6,166,462)	16,628,631
Investments in Equity Instruments	42,707,104	(3,923,486)	14,537,217	—	19,898,282	(11,583,533)	61,635,584
Total	115,225,264	(21,443,562)	103,000,138	(111,156,059)	46,201,338	(28,425,755)	103,401,364
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	33,392,910	9,277,383	(2,201,549)	4,608,364	(6,483,811)	38,593,297
Corporate Securities	710,941	4,464,926	6,314,083	(4,018,431)	(324,022)	(1,369,815)	5,777,682
Derivative Financial Instruments	—	—	2,972,043	—	121,494	—	3,093,537
Other Financial Assets	—	—	27,439,736	(3,137,304)	751,212	—	25,053,644
Investments in Equity Instruments	19,845,713	—	22,497,737	(5,374,418)	19,940,139	(14,202,067)	42,707,104
Total	20,556,654	37,857,836	68,500,982	(14,731,702)	25,097,187	(22,055,693)	115,225,264
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.25	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	9,367,222,727	9,367,222,727	9,367,222,727	—	—
Repurchase Transactions	726,099,832	726,099,832	726,099,832	—	—
Loans and Other Financing	23,273,441,117	23,344,477,902	—	—	23,344,477,902
Other Financial Assets	187,686,033	248,839,669	154,387,067	—	94,452,602
Other Debt Securities	2,652,698,866	2,553,649,645	2,553,649,645	—	—
Financial Assets Pledged as Collateral	1,258,840,848	1,258,802,610	1,258,802,610	—	—
Liabilities
Deposits	27,668,939,952	27,641,637,543	—	—	27,641,637,543
Repurchase Transactions	677,097,037	677,097,037	677,097,037	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	881,745,712	859,008,115	—	—	859,008,115
Debt Securities	1,622,340,367	1,618,759,825	1,618,759,825	—	—
Subordinated Debt Securities	376,190,745	374,863,858	374,863,858	—	—
Other Financial Liabilities	4,237,874,913	4,237,874,913	—	—	4,237,874,913

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	8,872,753,639	8,872,753,639	8,872,753,639	—	—
Loans and Other Financing	18,894,673,075	18,994,218,505	—	—	18,994,218,505
Other Financial Assets	1,845,561,213	2,128,694,177	2,064,027,218	—	64,666,959
Other Debt Securities	2,868,154,374	2,631,897,558	881,536,302	—	1,750,361,256
Financial Assets Pledged as Collateral	1,759,443,196	1,697,781,605	1,697,781,605	—	—
Liabilities
Deposits	24,513,231,226	24,514,996,202	—	4,093,407,121	20,421,589,081
Repurchase Transactions	567,875,904	567,875,904	567,875,904	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	581,156,334	579,827,723	—	14,708	579,813,015
Debt Securities	1,327,992,931	1,323,434,146	1,320,994,427	—	2,439,719
Subordinated Debt Securities	350,069,829	346,691,827	—	—	346,691,827
Other Financial Liabilities	4,631,605,767	4,606,077,924	—	385,458,264	4,220,619,660